Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
The Company has evaluated events from June 30, 2021 through the date the financial statements were issued.
Entry into Adviser Transition Agreement
On July 15, 2021, Oaktree Real Estate Income Trust, Inc. (the “Company”) entered into an adviser transition agreement (the “Adviser Transition Agreement”) with Oaktree Fund Advisors, LLC (the “Oaktree Adviser”) and Brookfield REIT Adviser LLC (the “Brookfield Adviser”), an affiliate of Brookfield Asset Management Inc. (together with its affiliates, “Brookfield”), pursuant to which (i) the Company will accept the resignation of the Oaktree Adviser as its external adviser under the current advisory agreement between the Company and the Oaktree Adviser (the “Existing Advisory Agreement”), and (ii) the Company will enter into a new advisory agreement with the Brookfield Adviser (the “New Advisory Agreement”), in each case, subject to the conditions of the Adviser Transition Agreement, to become effective as of the date and time (the “Transaction Effective Date”) that the U.S. Securities and Exchange Commission (the “SEC”) declares effective the Company’s registration statement on Form
S-11
(File
No. 333-255557)
for its
follow-on
public offering (the
“Follow-on
Offering”) (together, with the related transactions authorized by the Company’s board of directors or otherwise contemplated in connection with the Company’s entry into the Adviser Transition Agreement, referred to collectively as the “Adviser Transition”). The Oaktree Adviser is expected to continue as sub-adviser
with respect to certain of the Company’s existing investments as well as the Company’s liquid securities portfolio following the Adviser Transition, as more fully described below.
In addition, among other terms, the Adviser Transition Agreement contemplates:
•
Name Change
: Changing the Company’s name from “Oaktree Real Estate Income Trust, Inc.” to “Brookfield Real Estate Income Trust Inc.” on the Transaction Effective Date;
•
New Share Class
: The filing of Articles Supplementary to the Company’s charter designating a new class of common stock as Class E shares;
•
Operating Partnership
: Converting from the Company’s current organizational structure into an Umbrella Partnership Real Estate Investment Trust (“UPREIT”) on or before the Transaction Effective Date, which means that the Company will own substantially all of its assets through Oaktree Real Estate Income Trust Holding, L.P. (the “Operating Partnership”), an existing subsidiary of the Company that will be governed by a new limited partnership agreement;
•
New Advisory Agreement
: Entering into the New Advisory Agreement on the Transaction Effective Date, the terms of which will be generally consistent with the Existing Advisory Agreement, provided that (i) the management fee payable to the Brookfield Adviser will equal 1.25% of the net asset value (“NAV”) for the Company’s Class T, Class S, Class D, Class I and Class C shares per annum payable monthly (the Company will not pay the Brookfield Adviser a management fee with respect to the Class E shares), (ii) the performance fees currently payable to the Oaktree Adviser under the Existing Advisory Agreement will be replaced with a performance participation interest in the Operating Partnership held by a Brookfield affiliate and (iii) the Brookfield Adviser will be entitled to reimbursement for administrative service expenses on the Company’s behalf;
•
Reimbursement of Expenses
: That the Brookfield Adviser purchase on the Transaction Effective Date the Oaktree Adviser’s receivables related to the organization and offering expenses previously incurred by the Oaktree Adviser on the Company’s behalf and thereafter advance all of the Company’s organization and offering expenses on the Company’s behalf (other than upfront selling commissions, dealer manager fees and stockholder servicing fees) through July 6, 2022. The Company will reimburse the Brookfield Adviser for all such advanced expenses ratably over the 60 months following July 6, 2022. In addition, the Brookfield Adviser will be entitled to reimbursement of
out-of-pocket
expenses incurred by the Brookfield Adviser on behalf of the Company and the Operating Partnership prior to the Transaction Effective Date, subject to the same reimbursement schedule for organization and offering expenses described above;
•
Sub-Advisory
Agreement
: Entering into a
sub-advisory
agreement with the Oaktree Adviser on the Transaction Effective Date, pursuant to which the Oaktree Adviser will manage certain of the Company’s real estate properties (the “Equity Option Investments”) and real estate-related debt investments (the “Debt Option Investments” and, together with the Equity Option Investments, the “Oaktree Option Investments”) that the Company acquired prior to entering into the Adviser Transition Agreement;
•
Brookfield Contribution
: That Brookfield will use its commercially reasonable efforts to, on or within a reasonable period of time following the Transaction Effective Date, contribute to the Company interests in certain high quality, income-producing real property investments, including a multifamily property in Kissimmee, Florida, a multifamily property in Nashville, Tennessee, and a minority joint venture interest in an office property located in London, United Kingdom, which interests are expected to have a gross unlevered value of over $400 million (with an expected equity contribution value of over $180 million) (collectively the “Brookfield Portfolio”). The aggregate consideration payable for such assets will be equal to the value of the Brookfield Portfolio based on an appraisal from Altus Group U.S. Inc. to be obtained as of a recent date prior to the contribution, to be paid in the form of (i) the assumption of certain debt related to the Brookfield Portfolio and (ii) the issuance to Brookfield or one or more of its affiliates of a number of the Company’s Class I shares, Class E shares or Operating Partnership units, or any combination thereof, equal to the appraised value minus the fair value of debt assumed by the Company or the Operating Partnership, with the value of such Class I shares, Class E shares or Operating Partnership units based on the Company’s most recently determined NAV or the most recently determined NAV of the Operating Partnership, as applicable, immediately prior to the completion of the contributions. These proposed contributions are collectively referred to as the “Brookfield Contributions.” However, Brookfield is not obligated to contribute any of the assets in the Brookfield Portfolio to the extent that Brookfield determines in good faith that making such contribution at such time and such valuation would not be in the Company’s best interest or the best interest of the Brookfield affiliate that owns the applicable asset, and thus, there can be no assurance that the Brookfield Contributions will take place as contemplated or at all;
•
Certain Dispositions
: The sale (i) on the Transaction Effective Date to an investment vehicle managed by the Oaktree Adviser or one or more of its affiliates all of the Company’s interests in the Atlantis Mezzanine Loan and the Ezlyn Joint Venture investments at a price equal to the aggregate fair value of such investments, as determined in connection with the Company’s most recently determined NAV immediately prior to the closing of such purchase and (ii) on or prior to the Transaction Effective Date, of the Company’s investments in Atlantis Paradise Island Resort commercial mortgage-backed securities (BHMS 2018 – ATLS D and BHMS 2018 – ATLS E) and the Company’s debt investment in Woodspring (CGCMT
2020-WSS
F) in their entirety (collectively, the “Dispositions”);
•
Option Investments Purchase Agreement
: Entering into an Option Investments Purchase Agreement with the Oaktree Adviser or its affiliate on the Transaction Effective Date, pursuant to which the Oaktree Adviser or its affiliate will have the right to purchase the Operating Partnership’s entire interest in all of the Equity Option Investments or all of the Debt Option Investments, or both, for a period of
12 months
following the earlier of (i) 18 months after the date upon which the Adviser Transition is completed and (ii) the date on which the Company notifies the Oaktree Adviser that it has issued in the aggregate $1 billion of its common stock to non-affiliates
after the date the Adviser Transition is completed at a price equal to the fair value of the applicable Option Investments, as determined in connection with the Company’s most recently determined NAV immediately prior to the closing of such purchase;
•
New Dealer Manager
: Entering into a new dealer manager agreement with Brookfield Oaktree Wealth Solutions, LLC (“BOWS”), an affiliate of Brookfield and the Brookfield Adviser, on the Transaction Effective Date, pursuant to which BOWS will serve as the dealer manager for the
Follow-on
Offering;
•
Waiver of Early Repurchase Deduction
: Waiving the early repurchase deduction with respect to the Company’s share repurchase plan from the date of the Adviser Transition Agreement through the Transaction Effective Date;
•
Tender Offer
: That the Company conduct a tender offer (the “Tender Offer”) for up to $150 million of common stock only in the event that repurchase requests under the Company’s share repurchase plan exceed either (i) 5% of the Company’s NAV during either the July 2021 or August 2021 monthly repurchase periods, for which repurchase requests must be submitted by 4:00 p.m. ET on July 29, 2021 or August 30, 2021, respectively, or (ii) 8% of NAV for the July 2021 and August 2021 monthly repurchase periods combined, for which the same repurchase request deadlines apply (each, a “Trigger Event”);
•
Commitment Agreement
: Entering into a Commitment Agreement, which was entered into on July 15, 2021 (the “Commitment Agreement”), pursuant to which Brookfield agreed to purchase shares of common stock of the Company or units in the Operating Partnership, or a combination thereof, to fund the Tender Offer;
•
Line of Credit
: That Brookfield will enter into a line of credit with the Company on or within a reasonable time following the Transaction Effective Date on material terms substantially consistent with the Company’s current line of credit with Oaktree Fund GP I, L.P., which will terminate upon the completion of the Adviser Transition;
•
Changes in Directors
: The election of six new directors and the acceptance of the resignation of the seven existing directors, in each case, effective as of the Transaction Effective Date;
•
Removal of Officers
: The removal of the current officers of the Company, effective as of the Transaction Effective Date. It is separately contemplated that Manish Desai, the Company’s current President, will join Brookfield following the completion of the Adviser Transition and serve as the Company’s President and Chief Operating Officer; and
•
Interim Period Operations
: The operation of the Company in the ordinary course during the period from July 15, 2021 until the Transaction Effective Date, provided that the Company and the Oaktree Adviser will coordinate with the Brookfield Adviser on material decisions and not take certain actions (including the acquisition or disposition of investments) without the prior written consent of the Brookfield Adviser.
Status of the Offering
As of August 16, 2021, the Company had sold an aggregate of 22,215,003 shares of its common stock (consisting of 18,232,321 Class S shares, 2,694,932 Class I shares and 1,287,750 Class C shares) in the Offering resulting in net proceeds of $229.4 million to the Company as payment for such shares.
Distributions
Subsequent to June 30, 2021, the Company declared gross distributions as follows:

Record Date	Class S	Class I	Class C	Class T	Class D
July 29, 2021	$0.0355	$0.0433	$0.0433	$—	$—
Investments
On July 8, 2021, the borrower on the Atlantis Mezzanine Loan exercised the option to extend the initial maturity of the loan by 12 months from July 2021 to July 2022.
Subsequent to June 30, 2021, the Company sold an aggregate of $2.4 million of floating-rate CMBS.
Subsequent to June 30, 2021, the Company deposited $2.8 million for a potential real estate investment acquisition.

15. Subsequent Events
The Company has evaluated events from December 31, 2020 through the date the financial statements were issued.
Investments
Subsequent to December 31, 2020, the Company sold an aggregate of $4.9 million of floating-rate commercial mortgage backed securities.
On February 2, 2021, the Company had an initial funding of $4.1 million for a first mortgage loan secured by a condominium development in Brooklyn, New York.
On February 17, 2021, the Company had an initial funding of $12.7 million for a first mortgage loan secured by a condominium and apartment development in San Francisco, California.
Status of the Offering
As of March 30, 2021, the Company had sold an aggregate of 21,614,752 shares, net of repurchases, of its common stock (consisting of 14,411,775 Class S shares, 7,129,017 Class I shares and 73,960 Class C shares) in the Offering resulting in net proceeds of $218.9 million to the Company as payment for such shares.
Class C Shares Private Offering
Subsequent to December 31, 2020, the Company created a new Class C share class and began conducting a private offering of Class C shares to a feeder vehicle primarily created to hold the Company’s Class C shares, which in turn will offer interests in itself to investors.
Distributions
Subsequent to December 31, 2020, the Company declared distributions as follows:

Record Date	Class S	Class I	Class T	Class D
January 28, 2021	$0.0344	$0.0420	N/A	N/A
February 25, 2021	$0.0352	$0.0420	N/A	N/A
March 30, 2021	$0.0346	$0.0422	N/A	N/A